RESTRICTED NET ASSETS - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Net Assets [Line Items]
Net assets not available for distribution	¥ 4,764,041	¥ 4,791,223
People Republic of China [Member]
Restricted Net Assets [Line Items]
Appropriation of after tax profit to statutory common reserve required minimum percentage	10.00%
Appropriation of after tax profit to statutory common reserve limit registered capital percentage	50.00%